Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	103,164,460	29,824,187
Common stock, shares outstanding	103,164,460	29,824,187
Preferred Stock Series B [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	430,000	300,000
Preferred stock, shares outstanding	430,000	300,000
Preferred Stock Series A [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000